Earnings Per Share (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time Based Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	5,683	7,983	10,200
Performance Based Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	3,667	5,260	6,500
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	3,500	2,900	2,500
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options	1,500	1,300	2,500
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options	2,400	2,100	16,700